Note 20 - Regulatory Capital Matters (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015
Note 20 - Regulatory Capital Matters (Details) [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Rule 1		0.625%
Increase in Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets		0.625%
Tier 1 Capital Conservation Buffer of Risk Weighted Assets		2.50%
Dividends, Common Stock (in Dollars)	$ 12,000,000	$ 10,000,000
Series A Preferred Stock [Member]
Note 20 - Regulatory Capital Matters (Details) [Line Items]
Stock Redeemed or Called During Period, Shares (in Shares)		9,979